Acquisitions - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Details) - USD ($)			6 Months Ended		12 Months Ended
	Jun. 22, 2018	May 09, 2018	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Goodwill			$ 4,404,658		$ 4,181,991	$ 4,181,991	[1]
Cash			410,138
Issuance of Series C preferred stock						$ 8,243,297
Cohuborate, Ltd [Member]
Cash		$ 1,038,368
Accounts receivable		12,114
Inventory		315,438
Other current assets		22,928
Property and equipment		4,321
Intangible assets		190,430
Total assets acquired		1,583,599
Total liabilities assumed		(148,285)
Net assets acquired		1,435,314
Issuance of Class A common stock		1,435,176
Cash		138
Total		1,435,314
Issuance of Series C preferred stock		$ 138
Qwizdom, Inc [Member]
Cash	$ 239,698
Accounts receivable	662,636
Inventory	132,411
Other current assets	20,857
Property and equipment	299,525
Intangible assets	904,666
Goodwill	222,667		$ 222,667
Total assets acquired	2,482,460
Total liabilities assumed	(177,890)
Net assets acquired	2,304,570
Issuance of Class A common stock	828,570
Cash	410,000
Promissory note	656,000
Earn out payable	410,000
Total	$ 2,304,570
Mim Holdings [Member]
Current assets					6,677,842
Intangible assets					179,722
Goodwill					44,931
Total assets acquired					6,902,495
Total liabilities assumed					(3,477,495)
Net assets acquired					3,425,000
Boxlight Group [Member]
Current assets					5,737,836
Property and equipment					65,866
Intangible assets					7,000,000
Other assets					514,696
Goodwill					4,137,060
Total assets acquired					17,455,458
Total liabilities assumed					(9,212,161)
Net assets acquired					8,243,297
Issuance of Series C preferred stock					8,828,353
Preexisting net payable to Boxlight Group					(585,056)
Total					$ 8,243,297

[1]	Financial information has been retrospectively adjusted for the acquisitions of Mimio and Genesis